LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND

ANNUAL REPORT
AUGUST 31, 2000


PHOTO OF: BONDS

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)


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Contents
--------------------------------------------------------------------------------

From the President....................................................         1

   Stephen E. Gibson's thoughts on the market and investing

Questions & Answers...................................................         2

   An interview with the Fund's Portfolio Managers - Brian W. Good and James R. Fellows

Portfolio Highlights..................................................         4

Portfolio of Investments..............................................         5

   A complete list of investments with market values

Financial Statements...................................................       12

   Statements of assets and liabilities, operations, changes in net assets and cash flows

Notes to Financial Statements..........................................       19

Financial Highlights...................................................       21

   Selected per-share data and ratios to average net assets

Report of Independent Accountants......................................       22




                Must be Preceded or Accompanied by a Prospectus.


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From the President
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS:
I am pleased to present the fiscal year 2000 annual report for Liberty-Stein Roe Institutional Floating Rate Income Fund. The Fund seeks a high level of current income, consistent with preservation of capital, from investments in variable-rate senior bank loans.*

A PERIOD DOMINATED BY RISING INTEREST RATES
The United States economy moved at a rapid pace during the fiscal year ended August 31, 2000. Gross domestic product (GDP) grew at a rate of 8.3% in the final calendar quarter of 1999, slowed to 4.8% in the first quarter of 2000, then accelerated again to an estimated 5.3% in the second quarter. Prompted by concerns that this rapid economic expansion could lead to higher rates of inflation down the road, the Federal Reserve raised the federal funds rate four times, for a total of 1.25%, over the course of the fiscal year.
      While these increases had a mixed impact on fixed-income investments, they had a generally positive effect on the floating-rate bank loan market and the Fund. The reason: the income from floating-rate senior bank loans generally rises when interest rates escalate, yet the principal value of the loans has historically remained relatively stable when compared to fixed-rate loans.

A STRONG POSSIBILITY OF STABLE RATES AS 2001 FISCAL YEAR TAKES OFF
Despite the rapid rate of growth in GDP, there is evidence of a slowdown. Spending by consumers in the second quarter of 2000 declined. After an increase in July, it fell off again in August. In addition, auto manufacturers are cutting production. Housing starts in August were at the lowest level in over two years, while building permits have fallen back to late-1997 levels. In short, higher interest rates and higher energy costs have begun to rein in the economic expansion. What's more, if food and energy are excluded, "core" inflation has remained steady at 0.2% per month for several months now. This mix of slowing economic activity and manageable rates of inflation suggests that the Federal Reserve has little reason to boost interest rates anytime soon.

AN EMPHASIS ON QUALITY
In the interview that follows, the Fund's portfolio managers, Brian Good and James Fellows, discuss their management of the portfolio. As you'll see, their strategy is a conservative one that stresses high-quality loans and attempts to avoid problem areas in the bank loan market. They also discuss pricing and how it has impacted the bank loan market and the Fund's portfolio.
      I want to thank you for choosing the Liberty-Stein Roe Institutional Floating Rate Income Fund, and for your continued confidence.

Sincerely,

/S/ Stephen E. Gibson
Stephen E. Gibson
President
October 25, 2000



* While the Fund expects to maintain a relatively stable net asset value (NAV), its NAV will fluctuate. The Fund's NAV may fluctuate with changes in the perceived credit quality of loans in the portfolio. Changes that may affect credit quality include a sudden or extreme increase in prevailing interest rates, a default in a loan the portfolio owns or a substantial deterioration in a borrower's creditworthiness.

   Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

                                       1
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Questions & Answers
--------------------------------------------------------------------------------

                                    Fund Data
   INVESTMENT OBJECTIVE:
   Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in senior secured floating-rate or variable-rate bank loans made to U.S. corporations, partnerships and other borrowers.

   FUND INCEPTION:
   December 17, 1998

   NET ASSETS:
   $184.7 million


AN INTERVIEW WITH BRIAN W. GOOD AND JAMES R. FELLOWS, PORTFOLIO MANAGERS OF LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

Mr. Good and Mr. Fellows, who have worked together since 1989, have more than 20 years of combined experience managing bank loan investments for mutual fund investors. They joined Stein Roe in April 1998.

Q: HOW DID THE LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND PERFORM DURING THE 12 MONTHS ENDED AUGUST 31, 2000?

We are pleased to report that, relative to both its mutual fund peer group and the bank loan market, the Fund provided excellent performance. For the one-year period, the Fund's total return was 8.52%, including reinvested dividends. This compares to total returns of 5.99% and 4.59%, respectively, for the Lipper Loan Participation Category1 and the Fund's benchmark, the DLJ Leveraged Loan Index Plus. Its current SEC yield as of August 31, 2000 was 9.73%.2

Q: WHAT WERE CONDITIONS IN THE MARKETPLACE DURING THE PERIOD?
The market was driven largely by rising interest rates, the robust U.S. economy and, to some extent, activities in the high-yield bond market.

     In response to strong economic activity, the Federal Reserve boosted key short-term interest rates by a total of 1.25% over the twelve-month period. This in turn led to increases of 1.36% in the three-month London Interbank Offering Rate (LIBOR). Since floating-rate bank loans reset their rates periodically to reflect changes in LIBOR, rising interest rates helped to make them an attractive complement to other fixed-income investments.

      Meanwhile, economic expansion fueled growth in new loan issuance throughout much of the period, resulting in an extensive supply of loans. However, in the latter months of the fiscal year, the pace of new issuance slowed. This was largely due to weakness not in the bank loan arena but in the high-yield bond market. Companies that might commonly employ a combination of bank loans, high-yield bonds and equity when raising capital were forced by the anemic high-yield market to forgo funding or to seek more conservative ways of achieving their financing needs. Issuers reduced leverage (e.g., bank loans) and/or turned to other instruments to close the financing gap. Investors meanwhile grew increasingly focused on credit quality.

Q: HOW DID THESE FACTORS IMPACT YOUR STRATEGY AND THE FUND'S PERFORMANCE?
We believe the Fund's relative outperformance can be attributed to our conservative investment style, which proved well suited to market conditions.

     The ready availability and wide variety of loans allowed us ample opportunity for diversification and selectivity. As of the fiscal year-end, the portfolio held loans from 127 issuers in 48 industries, which insulated it to some degree from individual issue performance and specific industry exposure. By the period-end, the yield curve had inverted, benefiting our holdings at the short end of the maturity spectrum.

     Additionally, our emphasis on high-quality credits meant higher yields for the Funds as higher-quality loans increasingly offered better spreads than in previous years. Also, the portfolio experienced a lower default rate than the general bank loan market.

Q: WHAT HAPPENED TO DEFAULT RATES IN GENERAL?
During the latter part of 1999, domestic default rates rose approximately 4% in response to problems among energy companies and providers of long-term care. In keeping with our conservative approach, we generally avoid commodity-related investments, and we owned no loans for long-term care facilities, so the portfolio was not adversely affected.
      Later in the period, default rates increased once again as lenders, faced with the possibility of an economic slowdown, showed less forbearance with delinquent borrowers. Once again, this uptick had little impact on the portfolio.

Q: DID ANY OTHER FACTORS PLAY A ROLE IN THE FUND'S PERFORMANCE?
The Fund's net asset value (NAV) fluctuated by approximately 1.0% over the past year. This was a direct result of greater price transparency and increased liquidity in the bank loan market. As the market grows in size and efficiency, it is becoming easier to adjust the price of loans to reflect current market conditions, and we have done our best

1 Lipper, Inc. is a monitor of mutual fund performance. For the one-year period ending August 31, 2000, the Fund was ranked in the first quartile of the Lipper Loan Participation Category (two out of 21 funds). Rankings do not include sales charges. Past performance cannot predict future results.

2 SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price. If the Advisor had not waived or borne certain expenses, the SEC yield would have been 9.36%.
                                       2
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Questions & Answers Continued
--------------------------------------------------------------------------------

to value the Fund's holdings accordingly. It is this move to mark-to-market pricing that accounts for much of the volatility in the Fund's NAV.

Q: WHAT IS YOUR OUTLOOK FOR THE COMING SIX MONTHS?
We believe the bank loan market will continue to mature, growing more efficient and more transparent in its pricing. At the same time, we look for the supply of loans to remain adequate as issuers and investors find alternatives to the lethargic high-yield bond market. Finally, we think credit spreads will remain high due to the recent increase in default rates. Therefore, we will continue to focus on conservatively structured, higher-quality loans.


/S/ BRIAN GOOD                                                   /S/ JIM FELLOWS

BRIAN GOOD                                                      JIM FELLOWS

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have gains or losses when you sell shares.

Portfolio holdings are as of August 31, 2000 and are subject to change.

Proceeds of the senior bank loans in which the Fund will acquire interests will be used primarily to finance leveraged buyouts, recapitalizations, mergers and acquisitions, among other uses. As a result, many of the borrowers involved in these activities may be highly leveraged; therefore an increase in interest rates may impair the ability to meet their obligations under the loan agreement (or other business obligations). While such loans make up the bulk of the Portfolio, the managers may invest in other securities (see the prospectus for a complete description of what the Portfolio may invest in).

The Fund is a continuously offered, closed-end mutual fund and provides limited liquidity through a quarterly tender offer between 5% and 25% of outstanding shares. Each quarter, the Fund's Trustees must approve the actual tender amount. Please read the prospectus carefully for more details.



Value of a $10,000 Investment
--------------------------------------------------------------------------------

December 17, 1998-- August 31, 2000
Liberty-Stein Roe Institutional Floating Rate Income Fund



Line Chart:
             Liberty-Stein Roe Institutional
             Floating Rate Income Fund           DLJ Leveraged Loan Index Plus*
12/17/99     10000                               10000
             10011                               10000
             10078.1                             10026
2/28/99      10166.8                             9982
             10252.2                             10043
             10329.1                             10116
             10406.5                             10246
             10482.5                             10339
             10553.8                             10408
8/31/99      10594.9                             10370
             10665.9                             10346
             10720.3                             10331
             10773.9                             10398
             10853.6                             10469
             10936.1                             10571
2/29/00      11024.7                             10606
             11063.3                             10522
             11133                               10560
             11229.9                             10649
             11314.1                             10714
             11415.9                             10790
8/31/00      11497.3                             10846


*Index is from 12/31/98.

The DLJ Leveraged Loan Index Plus is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.
                                       3
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Portfolio Highlights
--------------------------------------------------------------------------------

            Wireless Communication                           9.4%
            Diversified Manufacturing                        6.1%
            Automotive                                       5.6%
            Chemicals                                        3.3%
            Environmental Services                           3.2%


Sector breakdowns are calculated as a percentage of total net assets. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will maintain this breakdown in the future.


                          Average Annual Total Returns
                                       As of                 As of
                                      8/31/00               6/30/00
             1 year                    8.52%                 7.93%
             Life                      8.55%                 8.39%



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers and reimbursement arrangements, performance results would have been lower.

                  Portfolio Quality Breakdown (Dollar-Weighted)
                                  As of 8/31/00

PIECHART:
B1                                     35.6%
B2                                      9.6%
B3                                      0.7%
Ba1                                     3.8%
Ba2                                    10.7%
Ba3                                    31.4%
Caa1                                    0.2%
Caa3                                    0.4%
NR                                      1.1%
Short-Term                              6.5%


Quality breakdowns are calculated as a percentage of total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain these quality breakdowns in the future.

                                       4
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
Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
August 31, 2000
(in thousands)


                                                                             Loan        Maturity       Principal          Market
VARIABLE RATE SENIOR LOAN INTERESTS (A)(B) - 93.1%                           Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.9%
DeCrane Aircraft Holdings, Inc.,....................................       Term B         9/30/05         $ 2,958         $ 2,967
DeCrane Aircraft Holdings, Inc.,....................................       Term C         4/30/06           1,496           1,506
                                                                                                                       ----------
                                                                                                                            4,473
                                                                                                                       ----------
AUTOMOTIVE - 5.6%
Blackstone Capital Co., ............................................         Term        11/28/00           1,514           1,511
Blackstone Wasserstein Holdings, ...................................         Term        11/28/00           1,486           1,484
Dura Operating Corp. ...............................................       Term B         3/31/06           5,000           5,002
J.L. French Automotive, ............................................       Term B        10/21/06           1,569           1,574
Key Plastics, Inc., ................................................       Term B         3/15/06           1,474           1,128
Meridian Automotive Systems, Inc., .................................       Term B         3/31/07           6,000           6,009
Ontario Ltd., ......................................................       Term B         8/10/07           3,000           2,992
Stoneridge, Inc.,...................................................       Term B        12/31/05           1,970           1,984
Tenneco Automotive Inc., ...........................................       Term B         9/30/07           2,500           2,472
Tenneco Automotive Inc., ...........................................       Term C         3/31/09           2,500           2,472
Venture Holdings Co., LLC. .........................................       Term B          4/1/05           1,980           1,952
                                                                                                                       ----------
                                                                                                                           28,580
                                                                                                                       ----------
BROADCASTING - 1.8%
Comcorp Broadcasting, Inc., ........................................       Term B         6/30/07           1,338           1,337
Cumulus Media, Inc., ...............................................       Term B         9/30/07           1,500           1,500
Cumulus Media, Inc.,................................................       Term C         2/28/08           1,000           1,000
White Knight Broadcasting, .........................................       Term B         6/30/07           1,365           1,364
Young Broadcasting Inc., ...........................................       Term B        12/31/06           4,000           4,027
                                                                                                                       ----------
                                                                                                                            9,228
                                                                                                                       ----------
BUILDING & REAL ESTATE - 2.4%
Formica Corp. ......................................................       Term B         4/30/06           2,992           3,007
Juno Lighting, .....................................................       Term B        11/30/06           1,153           1,152
Tapco International Corp., .........................................       Term B         6/23/07           3,094           3,092
Tapco International Corp.,..........................................       Term C         6/23/08           1,856           1,855
Therma-Tru Holdings, Inc., .........................................       Term B          5/9/07           2,985           2,985
                                                                                                                       ----------
                                                                                                                           12,091
                                                                                                                       ----------
BUSINESS SERVICES - 2.4%
Encompass, .........................................................      Term C          5/10/07           4,489           4,489
NATG Holdings LLC, .................................................      Term B         12/14/06           3,914           3,926
NATG Holdings LLC,..................................................      Term C          6/30/07           4,000           4,009
                                                                                                                       ----------
                                                                                                                           12,424
                                                                                                                       ----------
CABLE/TELEVISION - 3.0%
Century Cable Holdings, LLC., ......................................       Term B         6/30/09           4,500           4,511
Charter Communications Operating, LLC., ............................ Incremental Term B  12/30/08           4,500           4,483
RCN Corp.,..........................................................       Term B          6/3/07           6,000           6,068
                                                                                                                       ----------
                                                                                                                           15,062
                                                                                                                       ----------
CHEMICALS - 3.3%
Huntsman ICI Chemicals, LLC., ......................................       Term B         6/30/07           2,970           2,993
Huntsman ICI Chemicals, LLC., ......................................       Term C         6/30/08           5,774           5,818
Lyondell Chemical Co., .............................................       Term B         6/30/05           1,490           1,513
Lyondell Chemical Co., .............................................       Term E         5/17/06           6,449           6,708
                                                                                                                       ----------
                                                                                                                           17,032
                                                                                                                       ----------
CONSUMER SERVICES - 0.7%
AMF Bowling Worldwide, Inc., .......................................       Axel A         3/31/02              84              76
AMF Bowling Worldwide, Inc., .......................................     Axel A-1         3/31/03           2,539           2,240
AMF Bowling Worldwide, Inc., .......................................       Axel B         3/31/03           1,330           1,175
                                                                                                                       ----------
                                                                                                                            3,491
                                                                                                                       ----------

See Notes to Investment Portfolio.

                                       5
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

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
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Continued



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER SPECIALTIES - 2.1%
American Safety Razor,                                                     Term B         4/30/07         $ 1,472         $ 1,479
Doane Pet Care Co.,                                                        Term B        12/31/05           1,496           1,501
Jostens, Inc.,                                                             Term B         5/31/08           4,000           4,009
Weight Watchers International                                              Term B         9/29/06             461             463
Weight Watchers International                                            Term B-1         9/29/06           3,519           3,534
                                                                                                                       ----------
                                                                                                                           10,986
                                                                                                                       ----------
CONTAINER/PACKAGING - 1.4%
Gaylord Container Corp., ...........................................         Term         6/19/04           4,795           4,811
Huntsman Packaging Corp., ..........................................       Term B         5/31/08           2,500           2,453
                                                                                                                       ----------
                                                                                                                            7,264
                                                                                                                       ----------
DIVERSIFIED COMMERCIAL SERVICES - 2.1%
Concentra Operating Corp., .........................................       Term B         6/30/06           2,650           2,493
Concentra Operating Corp., .........................................       Term C         6/30/07           1,325           1,246
EPS Solutions Corp., ...............................................       Term A         6/14/01             716             718
Outsourcing Solutions, Inc., .......................................       Term B         5/31/06           5,972           5,986
                                                                                                                       ----------
                                                                                                                           10,443
                                                                                                                       ----------
DIVERSIFIED MANUFACTURING - 6.1%
Flowserve Corp., ...................................................       Term B         6/30/08           5,500           5,531
Freedom Forge Corp.,................................................         Term        12/17/04           1,087           1,086
General Cable Corp.,................................................       Term B         5/27/07             724             722
Gentek Inc.,........................................................       Term C        10/31/07           5,000           5,025
Jason Inc., ........................................................       Term B         6/30/07           4,500           4,522
MTD Products Inc., .................................................       Term B         6/20/07           3,500           3,473
Polymer Group, Inc.,................................................       Term C         9/30/08           2,500           2,507
Polypore, Inc.,.....................................................       Term B        12/31/06           2,000           2,005
SPX Corp.,..........................................................       Term A         9/30/04           1,830           1,832
Superior Telecom,...................................................       Term B        11/27/05           1,932           1,919
Tekni-Plex Inc.,....................................................       Term B         6/23/08           2,500           2,518
                                                                                                                       ----------
                                                                                                                           31,140
                                                                                                                       ----------
ELECTRIC UTILITIES - 1.2%
AES New York Funding, LLC., ........................................       Term B         5/14/02           4,000           3,995
Western Resources...................................................       Term B         3/17/03           2,000           2,007
                                                                                                                       ----------
                                                                                                                            6,002
                                                                                                                       ----------
ELECTRONIC COMPONENTS - 1.0%
Knowles Electronics, Inc., .........................................       Term B         6/29/07           1,000             925
Viasystems, Inc., ..................................................       Term B         3/31/07           4,000           4,003
                                                                                                                       ----------
                                                                                                                            4,928
                                                                                                                       ----------
ENGINEERING & CONSTRUCTION - 1.5%
Morrison Knudsen Corp., ............................................       Term B          7/7/07           6,000           5,977
URS Corp., .........................................................       Term B          6/9/06             743             743
URS Corp., .........................................................       Term C          6/9/07             743             743
                                                                                                                       ----------
                                                                                                                            7,463
                                                                                                                       ----------
ENVIRONMENTAL SERVICES - 3.2%
Allied Waste North America, Inc., ..................................       Term B         7/23/06           3,182           3,072
Allied Waste North America, Inc., ..................................       Term C         7/23/07           3,818           3,686
Environmental Systems Products Holdings, ...........................       Term B         9/30/05           2,268           1,531
Stericycle Inc., ...................................................       Term B        11/10/06           3,746           3,778
Synagro Technologies, Inc., ........................................       Term B         7/27/07           4,000           4,005
                                                                                                                       ----------
                                                                                                                           16,072
                                                                                                                       ----------


See Notes to Investment Portfolio.

                                       6
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
Stein Roe Floating Rate Limited Liability Company Investment Portfolio
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Continued



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
FARMING/AGRICULTURE - 1.1%
Hines Nurseries, Inc., .............................................       Term B         2/28/05         $ 2,500         $ 2,508
Quality Stores, ....................................................       Term B         4/30/06           2,959           2,960
                                                                                                                       ----------
                                                                                                                            5,468
                                                                                                                       ----------
FOOD CHAINS - 0.5%
Big V Supermarkets, Inc., ..........................................       Term B         8/10/03           2,462           2,452
                                                                                                                       ----------

FOOD MANUFACTURER - 1.6%
American Seafoods Group, LLC., .....................................       Term B        12/31/05           5,000           5,032
Merisant Corp., ....................................................       Term B         3/31/07           1,995           2,007
United Signature Foods, ............................................       Term C         2/28/05             990             993
                                                                                                                       ----------
                                                                                                                            8,032
                                                                                                                       ----------
HEALTHCARE SERVICES - 2.1%
Alliance Imaging Inc., .............................................       Term A        10/31/06           5,000           5,101
Quest Diagnostics Inc., ............................................       Term B         8/16/06             517             522
Quest Diagnostics Inc., ............................................       Term C         8/16/07             478             482
Team Health, Inc., .................................................       Term B         1/30/05           4,742           4,708
                                                                                                                       ----------
                                                                                                                           10,813
                                                                                                                       ----------
HOME FURNISHINGS - 0.1%
Simmons Co., .......................................................       Term B        10/29/05             424             424
                                                                                                                       ----------

HOSPITAL MANAGEMENT - 2.3%
Community Health Systems, ..........................................       Term D        12/31/05           4,974           4,946
HCA-HealthONE, LLC., ...............................................       Term B         6/30/05           1,979           1,976
Vanguard Health Systems, Inc., .....................................       Term B          2/1/06           4,975           4,985
                                                                                                                       ----------
                                                                                                                           11,907
                                                                                                                       ----------
HOTELS/RESORT - 3.0%
Starwood Hotels and Resorts, .......................................    Tranche 2-TL2     2/23/03           6,000           6,030
Wyndham International, .............................................          IRL         6/30/04           5,500           5,521
Wyndham International,..............................................       Term B         6/30/06           3,500           3,457
                                                                                                                       ----------
                                                                                                                           15,008
                                                                                                                       ----------
INDUSTRIAL MACHINERY - 1.1%
Terex Corp., .......................................................       Term B         3/30/05           4,841           4,860
Terex Corp., .......................................................       Term C          3/6/06             986             989
                                                                                                                       ----------
                                                                                                                            5,849
                                                                                                                       ----------
INSURANCE BROKER/SERVICE - 1.1%
Willis North America, Inc., ........................................       Term C         2/19/08           2,850           2,864
Willis North America, Inc., ........................................       Term D         8/19/08           2,850           2,864
                                                                                                                       ----------
                                                                                                                            5,728
                                                                                                                       ----------
MANUFACTURING - 0.7%
Thermadyne Holdings Corp., .........................................       Term B         5/22/05           1,896           1,849
Thermadyne Holdings Corp., .........................................       Term C         5/22/06           1,896           1,849
                                                                                                                       ----------
                                                                                                                            3,698
                                                                                                                       ----------
MEDIA CONGLOMERATES - 0.7%
Bridge Information Systems, ........................................       Term B          7/7/05           2,478           2,280
Bridge Information Systems, ........................................    Multidraw          7/7/03           1,427           1,313
                                                                                                                       ----------
                                                                                                                            3,593
                                                                                                                       ----------


See Notes to Investment Portfolio.

                                       7
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Stein Roe Floating Rate Limited Liability Company Investment Portfolio
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Continued



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL SPECIALTIES - 1.3%
Dade Behring: ......................................................       Term B         6/30/06         $ 2,565         $ 2,582
Dade Behring: ......................................................       Term C         6/30/07           2,565           2,582
Stryker Corp.: .....................................................       Term B         12/4/05             718             722
Stryker Corp.:......................................................       Term C         12/4/06             921             926
                                                                                                                       ----------
                                                                                                                            6,812
                                                                                                                       ----------
METAL FABRICATIONS - 2.0%
Mueller Group, Inc., ...............................................       Term B         8/16/06           1,511           1,519
Mueller Group, Inc., ...............................................       Term C         8/16/07           1,511           1,526
Mueller Group, Inc., ...............................................       Term D         8/16/07           1,746           1,767
OM Group, Inc., ....................................................       Term B         3/31/07           5,486           5,496
                                                                                                                       ----------
                                                                                                                           10,308
                                                                                                                       ----------
MILITARY/GOVERNMENT - 1.0%
Titan Corp., .......................................................       Term C          6/1/07           4,858           4,869
                                                                                                                       ----------

MOVIES/ENTERTAINMENT - 1.9%
Metro-Goldwyn-Mayer Studios Inc., ..................................       Term A         3/31/05           5,000           5,011
Six Flags Theme Park ...............................................       Term B         9/30/05           3,000           3,013
United Artists Theatre Co., ........................................       Term B         4/21/06             821             609
United Artists Theatre Co., ........................................       Term C         4/21/07           1,126             836
                                                                                                                       ----------
                                                                                                                            9,469
                                                                                                                       ----------
OFFICE SUPPLIES - 0.8%
Mail-Well I Corp., .................................................       Term B         2/22/07           3,990          3,993
                                                                                                                       ----------

OIL REFINING/MARKETING - 0.9%
Port Arthur Finance Corp., .........................................       Term B         6/15/07           4,620           4,611
                                                                                                                       ----------

PAPER - 1.4%
Bear Island Paper, .................................................         Term        12/31/05             290             291
Stone Container, ...................................................       Term E         10/1/03           2,725           2,733
Stone Container, ...................................................       Term F        12/31/05           3,283           3,294
Stone Container, ...................................................       Term G        12/31/06             433             430
Stone Container, ...................................................       Term H        12/31/06             462             459
                                                                                                                       ----------
                                                                                                                            7,207
                                                                                                                       ----------
PHARMACEUTICALS - 0.7%
King Pharmaceutical, Inc., .........................................       Term B        12/18/06           3,566           3,580
                                                                                                                       ----------

PRINTING/PUBLISHING - 2.4%
American Media Operations, Inc., ...................................       Term B          4/1/07           3,000           3,022
DIMAC Corp., .......................................................       Term B         6/30/06             571             500
DIMAC Corp., .......................................................       Term C        12/31/06             429             375
Merrill Communications, LLC., ......................................       Term B        11/30/07           2,481           2,495
WRC Media Inc., ....................................................       Term B        11/30/06           5,978           6,044
                                                                                                                       ----------
                                                                                                                           12,436
                                                                                                                       ----------
RAIL/SHIPPING - 0.8%
Kansas City Southern Railway Co., ..................................       Term B        12/31/06           1,000           1,006
RailAmerica Transportation Corp., ..................................       Term B        12/31/06           2,969           2,986
                                                                                                                       ----------
                                                                                                                            3,992
                                                                                                                       ----------



See Notes to Investment Portfolio.

                                       8

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 0.7%
Prison Realty Trust, Inc., .........................................       Term B        12/31/02         $ 2,985         $ 2,537
Prison Realty Trust, Inc., .........................................       Term C        12/31/02             990             843
                                                                                                                       ----------
                                                                                                                            3,380
                                                                                                                       ----------
RENTAL/LEASING COMPANIES - 0.5%
Rent-A-Center Inc., ................................................       Term B         1/31/06           1,386           1,391
Rent-A-Center Inc., ................................................       Term C         1/31/07           1,059           1,059
                                                                                                                       ----------
                                                                                                                            2,450
                                                                                                                       ----------
RETAIL STORES - 2.1%
Duane Reade: ....................................................... Additional Term C    2/15/06           1,492           1,493
Duane Reade: .......................................................       Term C         2/15/06           2,955           2,953
Pantry Inc., .......................................................       Term B         1/31/06           1,969           1,977
SDM Corp., .........................................................       Term C          2/4/08           2,000           2,009
SDM Corp., .........................................................       Term E          2/4/09           2,000           2,009
                                                                                                                       ----------
                                                                                                                           10,441
                                                                                                                       ----------
SEMICONDUCTORS - 2.9%
Amkor Technology, Inc., ............................................       Term B         9/30/05           8,479           8,591
Semiconductor Components Industries, LLC., .........................       Term B          8/4/06             481             487
Semiconductor Components Industries, LLC., .........................       Term C          8/4/07             519             524
Semiconductor Components Industries, LLC., .........................       Term D          8/4/07           5,300           5,330
                                                                                                                       ----------
                                                                                                                           14,932
                                                                                                                       ----------
STEEL/IRON ORE - 2.3%
Ispat Inland, LP., .................................................       Term B         7/16/05           2,481           2,475
Ispat Inland, LP., .................................................       Term C         7/16/06           2,481           2,475
UCAR Finance Inc., .................................................       Term B        12/31/07           6,478           6,520
                                                                                                                       ----------
                                                                                                                           11,470
                                                                                                                       ----------
TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 2.6%
American Towers Inc., ..............................................       Term B        12/31/07           4,000           4,027
Crown Castle Operating Co., ........................................       Term B         2/28/08           4,500           4,512
Global Crossing Holdings, Inc., ....................................       Term B         6/30/06           4,500           4,530
                                                                                                                       ----------
                                                                                                                           13,069
                                                                                                                       ----------
TELECOMMUNICATIONS SERVICES - 2.8%
Alaska Communications Systems Holdings, Inc., ......................       Term B        11/14/07           1,579           1,584
Alaska Communications Systems Holdings, Inc., ......................       Term C         5/14/08           1,421           1,425
ICG Communications, Inc., ..........................................       Term B         3/31/06             990             991
KMC Telecom, Inc., .................................................         Term          7/1/07           2,000           1,998
McLeod USA Inc.,....................................................       Term B         5/31/08           4,000           4,013
Nextlink Communications Corp., .....................................       Term B        10/31/05           4,000           4,037
                                                                                                                       ----------
                                                                                                                           14,048
                                                                                                                       ----------
TEXTILES - 1.0%
Synthetic Industries, ..............................................       Term B        12/14/07           5,000           5,005
                                                                                                                       ----------

TRANSPORTATION - 1.1%
Evergreen International Aviation, ..................................     Term B-1          5/7/03             984             970
Evergreen International Aviation, ..................................     Term B-2          5/7/04           3,936           3,883
Gemini Air, ........................................................       Term A         8/12/05             785             784
                                                                                                                       ----------
                                                                                                                            5,637
                                                                                                                       ----------


See Notes to Investment Portfolio.

                                       9


Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION MANUFACTURING - 1.5%
Motor Coach Industries, ............................................       Term B         6/16/06         $ 1,485         $ 1,486
Transportation Technology, .........................................       Term B         3/31/07           5,985           6,008
                                                                                                                       ----------
                                                                                                                            7,494
                                                                                                                       ----------
WIRELESS COMMUNICATION - 9.4%
American Cellular Corp., ...........................................       Term B         3/31/08           2,100           2,102
American Cellular Corp., ...........................................       Term C         3/31/09           2,400           2,402
Centennial Cellular Operating Co., LLC., ...........................       Term B         5/31/07           3,470           3,492
Centennial Cellular Operating Co., LLC., ...........................       Term C        11/30/07             982             989
Cook Inlet/Voicestream Operating Co., LLC., ........................       Term B        12/31/08           4,000           4,035
Dobson Operating Co., ..............................................       Term B        12/31/07           2,114           2,126
Dobson-Sygnet Wireless Inc., .......................................       Term B         3/23/07             899             903
Dobson-Sygnet Wireless Inc., .......................................       Term C        12/23/07             907             911
Nextel Finance Co., Inc., ..........................................       Term B         6/30/08           2,750           2,769
Nextel Finance Co., Inc., ..........................................       Term C        12/31/08           2,750           2,769
Nextel Finance Co., Inc., ..........................................       Term D         3/31/09           2,000           1,997
Nextel Partners, Inc., .............................................         Term         1/29/08           6,000           6,042
Rural Cellular Corp., ..............................................       Term B         10/3/08           2,250           2,251
Rural Cellular Corp., ..............................................       Term C          4/3/09           2,250           2,251
Ubiquitel Operating Co., ...........................................       Term B        11/17/08           4,500           4,526
Voicestream PCS Holding Corp., .....................................     Vendor A         6/30/09           8,000           8,028
                                                                                                                       ----------
                                                                                                                           47,593
                                                                                                                       ----------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $473,887)..................................................                                                      472,447
                                                                                                                       ----------
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Investment Portfolio.

                                       10

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                                         Maturity       Principal          Market
                                                                            Rates            Date          Amount           Value
---------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS - 6.1%
Baxter International Loan, .........................................       6.600%          9/1/00         $ 5,000         $ 5,000
Burlington Northern Santa Fe, ......................................       6.750%          9/1/00           2,000           2,000
Dow Chemical Corp., ................................................       6.631%          9/1/00           5,000           5,000
Enron Corp.,........................................................       6.809%          9/1/00           2,950           2,950
Safeway, ...........................................................       6.750%          9/1/00           3,000           3,000
Target Corp., ......................................................       6.631%          9/1/00           5,000           5,000
Texas Utilities, ...................................................       6.780%          9/1/00           3,000           3,000
Transamerica Financial, ............................................       6.650%          9/1/00           5,000           5,000
                                                                                                                       ----------
TOTAL SHORT-TERM OBLIGATIONS (cost of $30,950)......................                                                       30,950
                                                                                                                       ----------
TOTAL INVESTMENTS - 99.2%
   (cost of $504,837) (c)...........................................                                                      503,397
                                                                                                                       ----------

---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.8%..............................                                                        4,268
                                                                                                                       ----------
NET ASSETS - 100.0%.................................................                                                     $507,665
                                                                                                                       ==========

---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Senior Loans in the Portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Portfolio may be substantially less than the stated maturities shown. Although the Advisor is unable to accurately estimate the actual remaining maturity of individual Senior Loans, based on historical experience, the Advisor believes that the actual economic maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
     Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) At August 31, 2000, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized depreciation was $1,440, consisting of gross unrealized appreciation of $2,135 and gross unrealized depreciation of $3,575.


See Notes to Financial Statements.

                                       11

Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 2000
(All amounts in thousands)


ASSETS
Investments, at market value (cost $504,837)....................................................................      $   503,397
Interest and fees receivable....................................................................................            4,311
Cash............................................................................................................              161
Receivable for investments sold.................................................................................              960
Other...........................................................................................................               19
                                                                                                                      -----------
   Total assets.................................................................................................          508,848
                                                                                                                      -----------

LIABILITIES
Payable to investment advisor...................................................................................              194
Deferred facility fees..........................................................................................              963
Other...........................................................................................................               26
                                                                                                                      -----------
   Total liabilities............................................................................................            1,183
                                                                                                                      -----------

   Net assets applicable to investors' beneficial interest......................................................         $507,665
                                                                                                                      ===========


See Notes to Financial Statements.

Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended August 31, 2000
(All amounts in thousands)


INVESTMENT INCOME
Interest........................................................................................................        $  24,468
Fees............................................................................................................              317
                                                                                                                        ---------
   Total investment income......................................................................................           24,785
                                                                                                                        ---------

EXPENSES
Management fees.................................................................................................            1,137
Bookkeeping fees................................................................................................               30
Transfer agent fees.............................................................................................                6
Audit fees......................................................................................................               20
Trustees' fees..................................................................................................               11
Custodian fee...................................................................................................               14
Legal fees......................................................................................................               10
Loan servicing fees.............................................................................................              128
Other...........................................................................................................               36
                                                                                                                        ---------
   Total expenses...............................................................................................            1,392
                                                                                                                        ---------
   Net investment income........................................................................................           23,393
                                                                                                                        ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments...............................................................................              243
Net change in unrealized appreciation/depreciation on investments...............................................           (1,717)
                                                                                                                        ---------
   Net loss.....................................................................................................           (1,474)
                                                                                                                        ---------
Increase in net assets resulting from operations................................................................          $21,919
                                                                                                                        =========


See Notes to Financial Statements.


Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)


                                                                                                         FOR THE          FOR THE
                                                                                                      YEAR ENDED     PERIOD ENDED
                                                                                                      AUGUST 31,       AUGUST 31,
                                                                                                            2000          1999(A)
                                                                                                   -------------  ---------------
OPERATIONS
Net investment income.........................................................................       $    23,393      $     4,274
Net realized gains on investments.............................................................               243               38
Net change in unrealized appreciation/depreciation on investments.............................            (1,717)             277
                                                                                                     -----------      -----------
   Net increase in net assets resulting from operations.......................................            21,919            4,589
                                                                                                     -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.................................................................................           375,731          124,223
Withdrawals...................................................................................           (18,278)            (519)
                                                                                                     -----------      -----------
Net increase from transactions in investors' beneficial interest..............................           357,453          123,704
                                                                                                     -----------      -----------
Net increase in net assets....................................................................           379,372          128,293
TOTAL NET ASSETS
Beginning of period...........................................................................           128,293               --
                                                                                                     -----------      -----------
End of period.................................................................................       $   507,665      $   128,293
                                                                                                     ===========      ===========

(a) From commencement of operations on December 17, 1998.


See Notes to Financial Statements.





Stein Roe Floating Rate Limited Liability Company
-------------------------------------------------------------------------------------------------------------------------------

Statement of Cash Flows
For the Year Ended August 31, 2000
(All amounts in thousands)



CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Proceeds from capital contributions ....................................................................              $ 375,731
Payments for capital withdrawals .......................................................................                (18,278)
                                                                                                                      ---------
                                                                                                                        357,453
                                                                                                                      ---------

CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests ............................................................................               (404,693)
Proceeds from sales of loan interests ..................................................................                 50,751
Net purchases of short-term portfolio securities .......................................................                (23,150)
Interest, fees and other income received ...............................................................                 24,785
Accretion income .......................................................................................                   (142)
Operating expenses paid ................................................................................                 (1,392)
Net change in receivables/payables related to operations ...............................................                 (3,462)
                                                                                                                      ---------
                                                                                                                       (357,303)
                                                                                                                      ---------

Net increase in cash ...................................................................................                    150
Cash, beginning of year ................................................................................                     11
                                                                                                                      ---------
Cash, end of year ......................................................................................              $     161
                                                                                                                      =========


See Notes to Financial Statements.



Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities
August 31, 2000
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at value ........................................................................              $ 185,160
Expense reinbursement due from Advisor ...................................................................                     57
                                                                                                                        ---------
   Total Assets ..........................................................................................                185,217
                                                                                                                        ---------
LIABILITIES
Distributions payable to shareholders ....................................................................                    484
Accrued:
   Administrative fees ...................................................................................                     30
   Bookkeeping fees ......................................................................................                      3
   Transfer agent fees ...................................................................................                      8
Other ....................................................................................................                     31
                                                                                                                        ---------
   Total Liabilities .....................................................................................                    556
                                                                                                                        ---------
   Net Assets ............................................................................................              $ 184,661
                                                                                                                        =========
ANALYSIS OF NET ASSETS
Paid-in capital ..........................................................................................              $ 185,460
Overdistributed net investment income ....................................................................                     26
Net realized gains on investments allocated from Portfolio ...............................................                    149
Net unrealized depreciation on investments allocated from Portfolio ......................................                   (974)
                                                                                                                        ---------
   Net Assets ............................................................................................              $ 184,661
                                                                                                                        =========

Shares outstanding (unlimited number authorized) .........................................................                 18,473
                                                                                                                        =========
Net asset value per share ................................................................................              $   10.00
                                                                                                                        =========


See Notes to Financial Statements.



Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Operations
For the Year Ended August 31, 2000
(All amounts in thousands)




INVESTMENT INCOME
Interest and fees allocated from Portfolio .................................................                               $ 15,151
                                                                                                                           --------
EXPENSES
Expenses allocated from Portfolio ............................................................       $    848
Administrative fees ..........................................................................            312
Bookkeeping fees .............................................................................             28
Transfer agent fees ..........................................................................             78
Trustees' fees ...............................................................................              8
Custodian fees ...............................................................................              1
Audit fees ...................................................................................              8
Legal fees ...................................................................................              2
Report to shareholders .......................................................................             29
Registration fees ............................................................................             29
Other ........................................................................................             41
                                                                                                     --------
   Total Expenses ............................................................................          1,384
Expense reimbursement from Advisor ...........................................................           (215)
                                                                                                     --------
      Net Expenses ...........................................................................                               1,169
                                                                                                                          --------
   Net Investment Income .....................................................................                              13,982
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized gains on investments ............................................................                                 149
Net change in unrealized appreciation/depreciation ...........................................                              (1,250)
                                                                                                                          --------
   Net loss ..................................................................................                              (1,101)
                                                                                                                          --------
Increase in net assets resulting from operations .............................................                            $ 12,881
                                                                                                                          ========


See Notes to Financial Statements.

                                       17

Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
(All amounts in thousands)


                                                                                                    YEAR ENDED         PERIOD ENDED
                                                                                                    AUGUST 31,           AUGUST 31,
                                                                                                          2000               1999(A)
                                                                                                    ----------         ------------
OPERATIONS
Net investment income ....................................................................           $  13,982            $   4,291
Net realized gain ........................................................................                 149                   38
Net change in unrealized appreciation/depreciation .......................................              (1,250)                 276
                                                                                                     ---------            ---------
   Net increase in net assets resulting from operations ..................................              12,881                4,605
                                                                                                     ---------            ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income .................................................             (13,950)              (4,291)
In excess of net investment income .......................................................                --                     (6)
Distributions from net realized gains ....................................................                 (38)                --
                                                                                                     ---------            ---------
                                                                                                       (13,988)              (4,297)
                                                                                                     ---------            ---------
SHARE TRANSACTIONS
Subscriptions to Fund shares .............................................................              62,901              123,262
Value of distributions reinvested ........................................................              13,015                3,825
Redemptions of Fund shares ...............................................................             (17,343)                (200)
                                                                                                     ---------            ---------
   Net increase from Fund share transactions .............................................              58,573              126,887
                                                                                                     ---------            ---------
   Net increase in net assets ............................................................              57,466              127,195
TOTAL NET ASSETS
Beginning of period ......................................................................             127,195                 --
                                                                                                     ---------            ---------
End of period ............................................................................           $ 184,661            $ 127,195
                                                                                                     =========            =========
Undistributed (Overdistributed) Net Investment Income at End of Period ...................           $      26            $      (6)
                                                                                                     =========            =========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to Fund shares .............................................................               6,277               12,267
Issued in reinvestment of distributions ..................................................               1,299                  379
Redemptions of Fund shares ...............................................................              (1,729)                 (20)
                                                                                                     ---------            ---------
   Net increase in Fund shares ...........................................................               5,847               12,626
Shares outstanding at beginning of period ................................................              12,626                 --
                                                                                                     ---------            ---------
Shares outstanding at end of period ......................................................              18,473               12,626
                                                                                                     =========            =========

(a) From commencement of operations on December 17, 1998.

See Notes to Financial Statements.


Notes to Financial Statements
--------------------------------------------------------------------------------

(All amounts in thousands)


NOTE 1. ORGANIZATION
Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.
    The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio commenced operations December 17, 1998. At commencement, the Fund contributed $100 in cash in exchange for beneficial ownership of the Portfolio. At December 17, 1998, Liberty Floating Rate Fund (formerly Stein Roe Floating Rate Income Fund) contributed cash of $100. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 2000, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 36.5% and 63.5%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
All securities are valued as of August 31, 2000. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Portfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2000.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor for its services as investment advisor and manager.
     The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.05% annually of the Fund's average daily net assets and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6 annually.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of average daily net assets. Other Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.


NOTE 4. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended August 31, 2000 were $404,693 and $50,751, respectively.


NOTE 5. TENDER OF SHARES
The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2000, there were four tender offers in November, February, May and August. The Fund offered to repurchase 10% of its shares and 0.44%, 5.73%, 2.10% and 0.05%, respectively, of shares outstanding were tendered.


NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS
The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.
    At August 31, 2000, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                      PRINCIPAL
                                         AMOUNT       VALUE
SELLING PARTICIPANT                       (000)       (000)
-------------------                     -------      ------
Goldman Sachs Credit Partners LP....     $3,986      $3,821

    The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Financial Highlights
--------------------------------------------------------------------------------
Stein Roe Floating Rate Limited Liability Company



                                                                         PERIOD
                                                    YEAR ENDED            ENDED
                                                    AUGUST 31,       AUGUST 31,
RATIOS TO AVERAGE NET ASSETS                              2000          1999(A)
                                                 -------------    -------------
Expenses......................................           0.55%          0.96%(b)
Net investment income.........................           9.26%          7.59%(b)
Portfolio turnover............................             21%            17%


(a) From commencement of operations on December 17, 1998.

(b) Annualized.

--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional Floating Rate Income Fund
                                                                      YEAR         PERIOD
                                                                     ENDED          ENDED
                                                                AUGUST 31,     AUGUST 31,
                                                                      2000         1999(a)
                                                               -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $     10.07    $     10.00
                                                               -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................................         0.88           0.51
   Net realized and unrealized gain (loss) on investments ...        (0.07)          0.07
                                                               -----------    -----------
      Total from investment operations ......................         0.81           0.58
                                                               -----------    -----------
DISTRIBUTIONS
   Net investment income ....................................        (0.88)         (0.51)
   In excess of net investment income .......................           --             (b)
   From net realized gains ..................................           (b)            --
                                                               -----------    -----------
      Total distributions ...................................        (0.88)         (0.51)
                                                               -----------    -----------
NET ASSET VALUE, END OF PERIOD ..............................  $     10.00    $     10.07
                                                               ===========    ===========
Ratio of net expenses to average net assets (c) .............        0.75%         0.87%(e)
Ratio of net investment income to average net assets (d) ....        8.97%         7.68%(e)
Total Return (d) ............................................        8.52%         5.94%(f)
Net assets, end of period (000's) ...........................  $   184,661    $   127,195


(a)  From commencement of operations on December 17, 1998.
(b)  Rounds to less than $0.01.
(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Investment Advisor, this ratio would have been 0.89% and 1.72% (annualized), respectively.
(d)  Computed giving effect to the Advisor's expense limitation undertaking.
(e)  Annualized.
(f)  Not annualized.


Report of PricewaterhouseCoopers LLP, Independent Accountants
--------------------------------------------------------------------------------
To the Trustees and the Shareholders of

Liberty-Stein Roe Institutional Floating Rate Income Fund
Stein Roe Floating Rate Limited Liability Company


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2000 by correspondence with the custodian and lending or agent banks, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2000

Stein Roe Institutional Floating Rate Income Fund
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Executive Vice President-Corporate Development, General
  Counsel and Secretary, Kellogg Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
Pamela McGrath,Senior Vice President, Treasurer

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers LLP
Independent Accountants

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                                   Boston, MA
                                   02205-8900
                         Shareholders call: 800-338-2550
                                www.steinroe.com


                     Liberty Funds Distributor, Inc. (10/00)


                        S87-02/819C-0900 (10/00) 00/1742